Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Supplemental Lease Balance Sheet

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30,
	2025	2026
	RMB	RMB
Right-of-use assets	471,078	494,205
Amortization of right-of-use assets	(244,706)	(218,087)
Impairment of right-of-use assets	-	(276,118)
Right-of-use assets, net	226,372	-

Lease liabilities-current	219,202	250,201
Lease liabilities-non current	-	-
Total lease liabilities	219,202	250,201

Weighted average remaining lease term	1.2 years	1.1 year
Weighted average discount rate	3.63%	3.12%

Schedule of Lease expense

For the years ended June 30, 2024, 2025 and 2026, the lease expense was as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Operating leases expense excluding short-term lease expense	286,964	251,303	228,284
Short-term lease expense	32,655	8,160	74,653
Total	319,619	259,463	302,937

Schedule of Future Minimum Payments Operating Leases

The following is a schedule of future minimum payments under the Group’s operating leases as of June 30, 2026:

RMB
2027	254,201
Total lease payments	254,201
Less: imputed interest	(4,000)
Total	250,201

The following is a schedule of future minimum payments under the Group’s operating leases as of June 30, 2025:

RMB
2026	221,765
Total lease payments	221,765
Less: imputed interest	2,563
Total	219,202